Schedule of Investments
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–167.60%(a)
Alabama–2.70%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB(b)(c)	5.00%	11/15/2046	$ 4,875	$ 5,118,646
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	245	241,595
Birmingham (City of), AL Water Works Board;
Series 2015 A, RB(b)(c)(d)	5.00%	01/01/2025	4,995	5,376,044
Series 2016 B, Ref. RB(b)(d)	5.00%	01/01/2027	1,260	1,419,058
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $2,200,715)(e)(f)	5.50%	01/01/2043	2,525	1,448,390
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	2,700	3,061,649
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	835	847,038
				17,512,420
Arizona–3.42%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,210	2,274,283
Arizona (State of) Industrial Development Authority;
Series 2019-2, Class A, Ctfs.	3.63%	05/20/2033	1,088	1,095,410
Series 2020 A, RB(g)	5.00%	12/15/2050	410	420,556
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 B, RB	5.13%	01/01/2054	85	56,525
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(b)(d)(g)	5.25%	07/01/2022	1,250	1,266,635
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,130,355
Series 2017, Ref. RB	5.00%	11/15/2045	905	856,000
Goodyear (City of), AZ; Second Series 2020, RB (INS - AGM)(h)	4.00%	07/01/2045	1,750	1,803,886
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(g)	5.00%	07/01/2054	230	233,160
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(g)	6.50%	07/01/2034	510	543,704
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(i)	5.00%	07/01/2042	1,585	1,690,288
Series 2017 A, RB(i)	5.00%	07/01/2047	2,535	2,688,194
Series 2020, RB(c)	5.00%	07/01/2049	3,070	3,377,066
Pima (City of), AZ Industrial Development Authority (The) (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,580	1,253,496
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(g)	5.00%	06/15/2052	365	367,340
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(g)	5.38%	07/01/2052	1,215	1,219,323
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	815	920,788
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	1,000	1,040,828
				22,237,837
Arkansas–0.08%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2039	500	535,956
California–17.68%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(c)(d)(j)	5.00%	04/01/2056	2,550	2,886,551
Series 2017, Ref. RB	4.00%	04/01/2037	2,200	2,278,335
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(k)	0.00%	08/01/2028	1,250	1,056,536
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(k)	0.00%	06/01/2055	11,260	976,208
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	$ 300	$ 303,135
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	80	84,588
Series 2020 B-2, Ref. RB(k)	0.00%	06/01/2055	1,700	306,457
California (State of);
Series 2013, GO Bonds	5.00%	04/01/2037	1,850	1,897,338
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,500	2,607,399
Series 2020, GO Bonds (INS - BAM)(h)	3.00%	11/01/2050	2,375	2,134,217
Series 2022, Ref. GO Bonds	4.00%	04/01/2042	3,275	3,503,355
Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,025	1,129,045
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(g)	5.00%	04/01/2049	855	827,946
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,265	4,256,919
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	491	491,120
Series 2021 A, RB	3.25%	08/20/2036	739	690,081
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	836	801,537
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds); Series 2019, RB	5.00%	08/01/2049	2,080	2,259,847
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(g)	5.00%	06/01/2048	195	196,002
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,280	1,341,752
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2038	1,515	1,594,068
Series 2018 A, RB(i)	5.00%	12/31/2043	2,055	2,147,806
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	1,700	1,665,733
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	255	256,968
California (State of) Pollution Control Finance Authority;
Series 2012, RB(g)(i)	5.00%	07/01/2027	1,255	1,263,599
Series 2012, RB(g)(i)	5.00%	07/01/2030	1,650	1,658,755
Series 2012, RB(g)(i)	5.00%	07/01/2037	3,610	3,623,796
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	875	897,046
Series 2016 A, RB(g)	5.00%	12/01/2041	1,380	1,403,914
Series 2016 A, RB(g)	5.25%	12/01/2056	1,025	1,043,952
California State University;
Series 2019 A, RB	5.00%	11/01/2044	2,045	2,303,871
Series 2019 A, RB(b)(c)	5.00%	11/01/2049	2,160	2,419,551
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(g)	3.13%	08/01/2056	850	644,728
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(g)	4.00%	09/01/2056	850	763,786
Series 2021, RB(g)	4.00%	08/01/2056	510	454,307
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	530	530,226
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(d)(k)	0.00%	01/01/2023	10,750	10,661,447
Series 2015, Ref. RB (INS - AGM)(h)(k)	0.00%	01/15/2034	4,225	2,791,138
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(b)(d)	5.00%	06/01/2023	1,400	1,448,209
Series 2015, Ref. RB(b)(d)	5.00%	06/01/2025	2,245	2,442,682
Series 2015, Ref. RB(b)(d)	5.00%	06/01/2025	2,755	2,997,589
Series 2018 A-1, Ref. RB(b)(d)	5.00%	06/01/2022	685	685,000
Series 2018 A-1, Ref. RB(b)(d)	5.00%	06/01/2028	1,395	1,619,682
Series 2021 B-2, Ref. RB(k)	0.00%	06/01/2066	2,845	376,481
Los Angeles (City of), CA Department of Airports; Series 2018 C, RB(i)	5.00%	05/15/2035	990	1,068,179
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019 A, Ref. RB(i)	5.00%	05/15/2036	1,700	1,864,088
Los Angeles (City of), CA Department of Water & Power; Series 2022 A, RB(c)	5.00%	07/01/2051	2,385	2,744,485
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2021 F, RB	4.00%	12/01/2046	3,700	3,793,947
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	$ 2,315	$ 2,965,166
Series 2009 B, RB	6.13%	11/01/2029	950	1,071,802
Series 2009 B, RB	7.00%	11/01/2034	595	759,540
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,055	2,078,477
Regents of the University of California Medical Center Pooled Revenue; Series 2022 P, RB(c)(j)	4.00%	05/15/2053	5,545	5,674,578
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2016 B, RB(i)	5.00%	05/01/2041	5,000	5,264,247
Series 2019 A, RB(i)	5.00%	05/01/2036	1,195	1,309,810
Series 2019 A, RB(i)	5.00%	05/01/2049	2,400	2,585,955
Santa Cruz (County of), CA Capital Financing Authority; Series 2021 A, RB	4.00%	06/01/2046	815	834,774
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	685	702,240
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(k)	0.00%	06/01/2041	3,560	1,228,844
University of California; Series 2018 AZ, Ref. RB(c)	4.00%	05/15/2048	2,460	2,522,115
University of California (Limited); Series 2021 Q, Ref. RB (INS - BAM)(h)	4.00%	05/15/2051	2,605	2,689,377
				114,880,326
Colorado–5.28%
Arkansas River Power Authority; Series 2006, RB(d)	5.88%	10/01/2026	1,260	1,360,979
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	850	796,235
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,060	974,549
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	760	766,468
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,195	1,280,216
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB(c)	5.00%	08/01/2044	3,750	3,915,576
Series 2019 A-2, Ref. RB(c)(j)	5.00%	08/01/2044	1,275	1,331,296
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,705	1,666,684
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB(b)(d)	5.63%	06/01/2023	500	519,588
Series 2017, Ref. RB(b)(d)	5.00%	06/01/2027	600	678,424
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	670	642,302
Series 2007 A, RB	5.30%	07/01/2037	345	289,745
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	945	966,966
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	500	509,913
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	470,915
Denver (City & County of), CO;
Series 2012 B, RB(b)(d)	5.00%	11/15/2022	1,750	1,779,007
Series 2018 A, RB(c)(i)	5.25%	12/01/2048	1,795	1,937,627
Series 2018 A-2, RB(k)	0.00%	08/01/2034	1,730	1,118,301
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	470	447,581
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2051	550	483,277
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	740	744,018
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	855	762,251
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	720	725,281
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	665	673,044
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	3,915	5,129,561
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	399,161
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	897,923
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	600	597,432
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,360	1,082,316
Series 2021 A-2, RB(l)	4.50%	12/01/2041	2,105	1,333,111
				34,279,747
District of Columbia–2.90%
District of Columbia; Series 2014 C, GO Bonds(c)	5.00%	06/01/2035	7,050	7,445,326
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	$ 695	$ 699,446
District of Columbia Water & Sewer Authority;
Series 2013 A, RB(b)(c)(d)	5.00%	10/01/2023	3,080	3,214,836
Series 2022 C1, RB	4.00%	10/01/2051	1,705	1,741,982
District of Columbia Water & Sewer Authority (Green Bonds); Series 2019 A, RB	5.00%	10/01/2044	1,925	2,138,181
Metropolitan Washington Airports Authority; Series 2021 A, Ref. RB(i)	4.00%	10/01/2039	1,900	1,952,388
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,705	1,631,548
				18,823,707
Florida–10.01%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(g)	5.00%	11/15/2061	1,075	838,126
Series 2022 B, RB(g)	6.50%	11/15/2033	100	91,097
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	515	492,754
Broward (County of), FL;
Series 2013 C, RB(b)(d)	5.25%	10/01/2023	2,380	2,491,987
Series 2015 A, RB(i)	5.00%	10/01/2045	1,440	1,515,862
Series 2017, RB(c)(i)(j)	5.00%	10/01/2047	2,645	2,805,345
Series 2019 B, RB(i)	4.00%	09/01/2044	850	860,805
Series 2022 A, RB	4.00%	10/01/2040	1,000	1,055,742
Series 2022 A, RB	4.00%	10/01/2042	1,000	1,051,799
Series 2022 A, RB	4.00%	10/01/2047	3,415	3,523,902
Series 2022, RB	5.00%	01/01/2047	1,715	1,932,612
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	3,400	3,518,426
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(g)	6.00%	07/01/2045	255	255,907
Central Florida Expressway Authority; Series 2019 B, RB(c)(j)	5.00%	07/01/2049	2,430	2,649,099
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,309,157)(e)(f)(g)	7.75%	05/15/2035	1,340	911,200
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(b)(d)	6.00%	04/01/2023	1,450	1,502,423
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,080	3,149,686
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(g)(i)	7.38%	01/01/2049	680	688,090
Gainesville (City of), FL (Utilities System); Series 2019 A, RB	5.00%	10/01/2044	1,250	1,387,570
Gramercy Farms Community Development District; Series 2011, Ref. RB(m)	0.00%	05/01/2039	1,220	634,400
Greater Orlando Aviation Authority; Series 2019 A, RB(i)	4.00%	10/01/2044	2,250	2,260,283
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	2,120	2,273,459
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	660	656,189
Series 2020 A, Ref. RB	5.75%	08/15/2050	290	287,175
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,070	1,043,594
Series 2020 B-3, RB	3.38%	08/15/2026	140	137,864
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	955	977,823
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(b)(d)(i)	5.00%	10/01/2022	1,000	1,012,095
Series 2016 A, Ref. RB	5.00%	10/01/2041	2,855	3,026,604
Series 2021, RB (INS - BAM)(h)	4.00%	10/01/2051	3,025	3,140,361
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(c)	5.00%	04/01/2053	3,945	4,216,517
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	4,250	4,272,935
Orange (County of), FL Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, RB	7.00%	10/01/2025	440	441,321
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(i)	5.00%	10/01/2047	3,465	3,675,055
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(k)	0.00%	10/01/2044	1,000	374,154
Series 2020 A-2, Ref. RB(k)	0.00%	10/01/2051	1,200	318,199
Series 2020 A-2, Ref. RB(k)	0.00%	10/01/2052	460	116,470
Series 2020 A-2, Ref. RB(k)	0.00%	10/01/2053	455	109,766
Series 2020 A-2, Ref. RB(k)	0.00%	10/01/2054	390	89,627
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	510	520,318
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	$ 855	$ 944,157
Reunion East Community Development District; Series 2005, RB(e)(m)	5.80%	05/01/2036	348	3
South Broward Hospital District; Series 2021 A, RB	3.00%	05/01/2051	855	713,197
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	1,149	620,574
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,021,591
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,380	1,427,045
				65,033,208
Georgia–3.79%
Atlanta (City of), GA; Series 2015, RB(c)	5.00%	11/01/2040	12,580	13,377,807
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,090	3,020,709
Brookhaven Development Authority;
Series 2020, RB(c)(j)	4.00%	07/01/2044	1,150	1,167,207
Series 2020, RB(c)(j)	4.00%	07/01/2049	2,255	2,262,087
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2042	1,000	1,069,824
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	510	404,788
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2051	1,000	997,630
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	1,000	1,036,070
Main Street Natural Gas, Inc.; Series 2019 C, RB(b)	4.00%	09/01/2026	1,260	1,287,042
				24,623,164
Hawaii–1.18%
Hawaii (State of);
Series 2015 A, RB(i)	5.00%	07/01/2045	1,740	1,826,196
Series 2018 A, RB(i)	5.00%	07/01/2043	3,510	3,767,985
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(d)	5.50%	07/01/2043	2,000	2,068,848
				7,663,029
Idaho–0.32%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	885	750,121
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(g)	3.75%	09/01/2051	1,705	1,331,127
				2,081,248
Illinois–15.26%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	375	375,308
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,075	1,118,412
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	435	452,291
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	350	363,480
Series 2012, RB	5.00%	01/01/2042	2,745	2,748,352
Series 2014, RB	5.00%	11/01/2044	895	915,018
Series 2014, Ref. RB(b)(d)	5.00%	01/01/2024	1,200	1,259,737
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,475	3,624,286
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,075	2,262,756
Series 2017-2, Ref. RB (INS - AGM)(h)	5.00%	11/01/2038	1,500	1,635,311
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(i)	5.00%	01/01/2046	865	880,017
Series 2015 D, RB	5.00%	01/01/2046	605	628,390
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,720	1,824,040
Series 2017 D, RB	5.25%	01/01/2042	1,385	1,497,770
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	$ 655	$ 676,207
Series 2018 A, Ref. GO Bonds (INS - AGM)(h)	5.00%	12/01/2032	735	814,565
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	788,844
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,025	1,036,360
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds);
Series 2016 E, GO Bonds	5.00%	12/01/2045	1,785	1,944,378
Series 2021 A, GO Bonds	4.00%	12/01/2046	1,000	1,011,776
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(i)	5.50%	01/01/2032	2,770	2,815,530
Series 2014 A, Ref. RB(i)	5.00%	01/01/2041	1,275	1,312,627
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	3,485	3,602,469
Chicago Park District;
Series 2020 D, GO Bonds (INS - BAM)(h)	4.00%	01/01/2035	1,000	1,027,433
Series 2020 D, GO Bonds (INS - BAM)(h)	4.00%	01/01/2039	1,320	1,344,346
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	530	548,132
Illinois (State of);
Series 2013, GO Bonds (INS - BAM)(h)	5.50%	07/01/2038	2,525	2,600,552
Series 2014, GO Bonds	5.25%	02/01/2034	1,300	1,326,095
Series 2014, GO Bonds	5.00%	05/01/2035	370	376,403
Series 2014, GO Bonds	5.00%	05/01/2036	1,150	1,171,383
Series 2016, GO Bonds	5.00%	11/01/2036	930	960,212
Series 2017 A, GO Bonds	5.00%	12/01/2036	750	779,662
Series 2017 C, GO Bonds	5.00%	11/01/2029	270	290,310
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,825	1,894,866
Series 2017 D, GO Bonds	5.00%	11/01/2024	85	89,763
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,325	1,439,554
Series 2018 A, GO Bonds	6.00%	05/01/2027	780	886,894
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,255	1,350,749
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	600	606,603
Series 2020, GO Bonds	5.50%	05/01/2039	1,710	1,852,335
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(d)	5.00%	09/01/2024	1,470	1,567,867
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	370	369,951
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	60	59,286
Series 2019 A, Ref. RB	5.00%	11/01/2049	565	539,046
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,430	2,531,887
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,411	1,163,932
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,000,424
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,115	2,192,829
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	159,433
Series 2017, Ref. RB	5.25%	02/15/2037	200	206,366
Series 2017, Ref. RB	5.25%	02/15/2047	850	866,585
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(c)(d)	5.25%	10/01/2052	3,720	3,829,070
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - AGM)(h)(k)	0.00%	12/15/2029	2,800	2,171,864
Series 2015 A, RB	5.50%	06/15/2053	1,800	1,903,255
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	2,055	2,070,423
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2031	1,235	1,292,655
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2032	1,125	1,176,838
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/2038	3,875	3,926,745
Series 2015 A, RB(c)	5.00%	01/01/2040	6,480	6,805,709
Peoria (County of), IL; Series 2011, GO Bonds(c)	5.00%	12/15/2041	1,800	1,805,328
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(h)	6.50%	07/01/2030	$ 2,305	$ 2,714,680
Series 2002 A, RB (INS - NATL)(h)	6.00%	07/01/2029	1,175	1,428,529
Series 2018 B, RB	5.00%	06/01/2040	2,360	2,669,773
Sales Tax Securitization Corp.; Series 2018 A, RB(c)	5.00%	01/01/2048	4,275	4,596,107
				99,181,798
Indiana–3.36%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	175,842
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(b)(d)(i)	5.00%	07/01/2023	500	517,173
Series 2013 A, RB(b)(d)(i)	5.00%	07/01/2023	715	739,557
Series 2013, RB(b)(d)(i)	5.00%	07/01/2023	3,960	4,096,010
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	4.25%	11/01/2030	2,210	2,268,904
Series 2012 A, RB	5.00%	06/01/2032	1,825	1,827,813
Series 2012 A, RB	5.00%	06/01/2039	2,680	2,684,110
Indiana (State of) Health Facility Financing Authority; Series 1992 C, Ref. RB(d)	7.38%	07/01/2023	895	922,961
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB(b)(d)	5.25%	07/01/2023	1,500	1,557,158
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,260	1,354,443
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(c)	5.00%	02/01/2030	3,300	3,361,336
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport); Series 2019, Ref. RB(i)	5.00%	01/01/2028	660	728,840
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	6.75%	01/01/2034	1,500	1,569,315
				21,803,462
Iowa–1.47%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	1,655	1,358,623
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,425	1,425,319
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	2,795	2,997,968
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	510	513,803
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2031	800	899,628
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	950	919,489
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	75	75,000
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,395	1,385,878
				9,575,708
Kansas–0.63%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(b)(d)	5.75%	07/01/2023	1,400	1,461,582
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,470	2,612,597
				4,074,179
Kentucky–2.54%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(g)(i)	4.70%	01/01/2052	685	689,179
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(o)	2.08%	02/01/2025	720	724,564
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(h)	5.00%	12/01/2047	1,140	1,155,511
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	2,030	2,115,478
Series 2015 A, RB	5.00%	01/01/2045	340	352,962
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,290	1,359,923
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,035	1,074,110
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	1,013,497
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(b)	4.00%	02/01/2028	1,520	1,568,841
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(b)(d)	5.75%	07/01/2023	1,000	1,041,786
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(c)(h)(j)	5.00%	09/01/2044	$ 3,920	$ 4,372,960
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,037,139
				16,505,950
Louisiana–1.05%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(h)	4.00%	12/01/2042	1,000	1,009,781
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(g)	3.90%	11/01/2044	940	793,665
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,165	1,219,591
New Orleans (City of), LA Aviation Board; Series 2015 B, RB(i)	5.00%	01/01/2040	1,000	1,042,187
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(h)	5.00%	10/01/2043	455	487,267
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB(b)	4.00%	06/01/2022	1,000	1,000,000
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2033	1,225	1,240,861
				6,793,352
Maryland–0.97%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	399	415,311
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group); Series 2016 A, RB	5.50%	01/01/2046	1,540	1,640,348
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	790	822,641
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(b)(d)	5.00%	07/01/2024	1,620	1,717,265
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2051	415	387,060
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	744,070
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	550	546,843
				6,273,538
Massachusetts–2.52%
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	750	738,407
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	2,525	2,687,238
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,390	3,508,369
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(g)	5.00%	07/15/2037	245	258,048
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(i)	5.00%	07/01/2036	1,010	1,108,905
Massachusetts (Commonwealth of) Transportation Fund; Series 2016 B, RB	4.00%	06/01/2046	2,565	2,609,503
Massachusetts (State of) Bay Transportation Authority (Sustainability Bonds); Series 2022 A, Ref. RB	5.00%	07/01/2052	2,560	3,008,147
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2016, RB	5.00%	12/01/2046	1,300	1,359,515
University of Massachusetts Building Authority; Series 2022 1, RB	5.00%	11/01/2052	1,000	1,103,111
				16,381,243
Michigan–4.58%
Academy of Warren; Series 2020 A, RB(g)	5.50%	05/01/2050	250	222,365
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	670	709,567
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(c)(h)(j)	5.00%	07/01/2043	1,150	1,207,740
Detroit Downtown Development Authority; Series 2018 A, RB (INS - AGM)(c)(h)(j)	5.00%	07/01/2038	1,000	1,050,417
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	1,175	1,188,271
Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	330	318,642
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(c)	5.00%	04/15/2041	2,925	3,163,894
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,905	1,994,456
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,700	1,785,162
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	840	942,493
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(h)	5.00%	07/01/2030	$ 2,785	$ 2,925,411
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	640	666,574
Series 2014 D-1, Ref. RB (INS - AGM)(h)	5.00%	07/01/2035	1,250	1,307,835
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	640	670,407
Series 2015, RB	5.00%	07/01/2035	1,305	1,376,680
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	170	168,558
Series 2020, Ref. RB	5.00%	06/01/2045	495	470,349
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(b)(d)	5.00%	06/01/2024	2,330	2,467,236
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(c)(d)(j)	5.00%	12/01/2046	3,980	4,210,226
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,084,953
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(i)	5.00%	12/31/2032	750	779,459
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2017 B, RB(i)	5.00%	12/01/2042	1,000	1,068,821
				29,779,516
Minnesota–0.60%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	310	283,588
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	459,636
Minnesota (State of) Municipal Gas Agency; Series 2022 A, RB(b)	4.00%	12/01/2027	1,360	1,425,162
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,270	1,353,450
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	380,575
				3,902,411
Mississippi–0.86%
Medical Center Educational Building Corp. (The University of Mississippi Medical Center New Facilities and Refinancing); Series 2017 A, Ref. RB	5.00%	06/01/2047	3,000	3,163,263
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,135	826,596
West Rankin Utility Authority; Series 2018, RB(b)(d)	5.00%	01/01/2028	1,380	1,581,995
				5,571,854
Missouri–1.13%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,298,433
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(h)(i)	5.00%	03/01/2049	1,020	1,091,044
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	520	506,602
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2014, RB	5.00%	02/01/2035	1,000	1,016,211
Series 2019, Ref. RB	5.00%	02/01/2048	335	349,576
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,140	2,114,058
				7,375,924
Nebraska–1.84%
Central Plains Energy Project (No. 3);
Series 2012, RB(p)	5.00%	09/01/2032	1,500	1,511,985
Series 2012, RB(p)	5.25%	09/01/2037	1,500	1,512,904
Series 2012, RB(p)	5.00%	09/01/2042	2,750	2,771,972
Series 2017 A, Ref. RB	5.00%	09/01/2034	210	235,437
Series 2017 A, Ref. RB	5.00%	09/01/2042	2,205	2,509,372
Central Plains Energy Project (No. 4); Series 2018, RB(b)	5.00%	01/01/2024	1,835	1,889,806
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,538,443
				11,969,919
New Hampshire–0.33%
New Hampshire (State of) Business Finance Authority; Series 2020 1-A, RB	4.13%	01/20/2034	1	1,018
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	$ 1,835	$ 2,145,914
				2,146,932
New Jersey–4.68%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(h)	5.75%	11/01/2028	940	1,078,174
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. RB (INS - NATL)(c)(h)(j)	5.50%	09/01/2022	3,855	3,893,926
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(i)	5.13%	09/15/2023	475	481,089
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(o)	2.28%	03/01/2028	500	503,759
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021, RB	4.00%	06/15/2034	1,050	1,069,954
Series 2021, RB	4.00%	06/15/2036	750	759,734
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(i)	5.13%	01/01/2034	1,250	1,277,773
Series 2013, RB(i)	5.38%	01/01/2043	1,000	1,022,399
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,640	2,647,862
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(i)	5.00%	12/01/2024	1,135	1,200,332
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(h)(k)	0.00%	12/15/2037	2,055	1,161,253
Series 2014, RB	5.00%	06/15/2030	945	1,033,952
Series 2015 AA, RB	5.25%	06/15/2033	1,545	1,622,274
Series 2015 AA, RB	4.75%	06/15/2035	655	673,010
Series 2016 A-1, RN	5.00%	06/15/2028	1,035	1,122,629
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	529,356
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,265	1,376,285
Series 2018 A, RN(c)(j)	5.00%	06/15/2029	1,625	1,754,342
Series 2018 A, RN(c)(j)	5.00%	06/15/2030	555	596,399
Series 2018 A, RN(c)(j)	5.00%	06/15/2031	1,020	1,093,952
Series 2021 A, Ref. RB	5.00%	06/15/2033	505	563,294
New Jersey (State of) Turnpike Authority; Series 2013 A, RB(b)(d)	5.00%	07/01/2022	900	902,842
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(d)(i)	5.00%	12/01/2023	390	399,476
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,565	2,721,626
Series 2018 A, Ref. RB	5.25%	06/01/2046	855	920,930
				30,406,622
New York–27.05%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(g)(i)	5.25%	12/31/2033	400	389,496
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,775	2,775,583
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	2,570	2,605,443
Series 2017 A, Ref. RB (INS - AGM)(h)	4.00%	02/15/2047	810	819,172
Metropolitan Transportation Authority; Series 2020 A, RB (INS - AGM)(c)(h)	4.00%	11/15/2046	2,715	2,665,684
Metropolitan Transportation Authority (Bidding Group 1);
Series 2022 A, RB	4.00%	11/15/2040	1,825	1,861,482
Series 2022 A, RB	4.00%	11/15/2043	3,045	3,088,585
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	615	640,020
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	547,178
Series 2020 A-1, RB (INS - BAM)(h)	4.00%	11/15/2053	400	387,030
Series 2020 C-1, RB	5.25%	11/15/2055	1,365	1,475,395
New York & New Jersey (States of) Port Authority;
Series 2017 200, Ref. RB	5.25%	10/15/2057	1,005	1,114,063
Series 2020 221, RB(i)	4.00%	07/15/2055	2,390	2,392,090
Two Hundred Seventh Series 2018, Ref. RB(c)(i)(j)	5.00%	09/15/2028	3,360	3,715,289
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2042	$ 2,550	$ 2,858,198
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	1,000	1,114,422
Subseries 2022 D-1, GO Bonds(b)(c)	5.25%	05/01/2039	1,320	1,567,029
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(h)	3.00%	01/01/2046	2,565	2,164,980
New York (City of), NY Municipal Water Finance Authority;
Series 2019 EE-2, RB(c)	4.00%	06/15/2040	2,850	2,948,859
Series 2021 AA-1, RB	4.00%	06/15/2051	1,705	1,766,004
Series 2021 CC-1, RB	5.00%	06/15/2051	5,135	5,840,655
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	7,000	7,153,907
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,270	1,422,008
Series 2021 B-1, RB	4.00%	08/01/2045	2,145	2,220,752
Subseries 2013, RB(c)	5.00%	11/01/2038	10,155	10,474,419
New York (City of), NY Water & Sewer System; Series 2012 FF, RB(b)(c)(d)	5.00%	06/15/2022	9,285	9,298,079
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(h)	5.00%	10/01/2024	225	225,720
Series 2018 E, RB(c)	5.00%	03/15/2045	5,850	6,408,470
New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	4.00%	02/15/2044	3,430	3,512,929
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	650	569,225
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	702,820
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(b)(d)	5.00%	02/15/2023	2,900	2,973,304
Series 2014 C, RB(c)	5.00%	03/15/2040	5,655	5,913,497
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,265	1,449,287
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB(g)	4.00%	07/01/2051	3,710	3,638,823
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(h)	5.75%	07/01/2027	880	956,906
New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	685	681,095
New York (State of) Power Authority; Series 2020 A, RB(c)	4.00%	11/15/2045	3,740	3,802,495
New York (State of) Power Authority (Green Bonds); Series 2020, RB(b)(c)	4.00%	11/15/2055	4,265	4,306,429
New York (State of) Thruway Authority;
Series 2019 B, RB(c)	4.00%	01/01/2050	5,505	5,609,035
Series 2019 B, RB (INS - AGM)(c)(h)(j)	4.00%	01/01/2050	2,670	2,732,878
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(c)	5.00%	12/15/2031	2,910	3,052,869
New York City (City of), NY Transitional Finance Authority; Subseries 2020 B-1, RB(c)	4.00%	11/01/2045	3,410	3,512,591
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	290	290,013
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,240	3,649,735
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	5,880	5,905,410
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,410	3,504,553
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(i)	5.25%	08/01/2031	630	669,982
Series 2020, Ref. RB(i)	5.38%	08/01/2036	965	1,049,275
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	1,725	1,725,121
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,360	1,360,096
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2020, RB(i)	5.00%	10/01/2035	250	262,278
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2031	245	255,342
Series 2018, RB(i)	5.00%	01/01/2033	2,145	2,227,447
Series 2018, RB(i)	5.00%	01/01/2034	2,070	2,146,325
Series 2018, RB(i)	4.00%	01/01/2036	1,535	1,480,579
Series 2018, RB(i)	5.00%	01/01/2036	645	667,285
New York Transportation Development Corp. (Delta Air Lines, Inc.-LaGuardia Airport Terminals C&D Redevelopment); Series 2020, RB(i)	5.00%	10/01/2040	2,045	2,119,731
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	$ 3,310	$ 3,424,134
Series 2016 A, RB(i)	5.25%	01/01/2050	1,810	1,886,613
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(i)	5.00%	12/01/2033	1,325	1,441,687
Series 2022, RB(i)	5.00%	12/01/2036	630	681,992
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	2,600	2,632,938
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,775	1,790,977
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	425	426,596
Tender Option Bond Trust Receipts/Certificates; Series 2022-XM1009, RB(c)	5.25%	05/01/2041	2,500	2,948,390
Triborough Bridge & Tunnel Authority;
Series 2021 C-1A, RB	5.00%	05/15/2051	705	800,785
Series 2022 C, RB	5.00%	05/15/2047	2,035	2,333,087
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	2,845	3,192,874
Series 2020 A, RB	5.00%	11/15/2054	1,070	1,195,944
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,290	2,335,290
				175,758,674
North Carolina–2.89%
Charlotte (City of), NC; Series 2021 B, Ref. RB(i)	4.00%	07/01/2051	2,140	2,140,937
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2019, RB	4.00%	07/01/2044	640	656,788
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(i)	5.00%	06/30/2054	3,180	3,235,463
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2055	9,800	10,736,003
University of North Carolina at Chapel Hill; Series 2019, RB	5.00%	02/01/2049	1,685	2,022,551
				18,791,742
North Dakota–0.67%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,210	2,314,684
Series 2017 C, RB	5.00%	06/01/2048	1,970	2,052,177
				4,366,861
Ohio–6.07%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,695	2,844,516
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,470	1,570,602
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	545	574,861
American Municipal Power, Inc. (Prairie State Energy); Series 2015 A, Ref. RB	5.00%	02/15/2042	1,105	1,138,353
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	480	482,602
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,430	4,290,640
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,115	8,243,221
Series 2020 B-3, Ref. RB(k)	0.00%	06/01/2057	8,765	1,291,092
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,150	1,179,006
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(g)	5.00%	06/01/2028	730	747,140
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,730	1,889,184
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(d)	8.00%	07/01/2022	1,505	1,512,942
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	2,525	2,542,983
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	2,520	2,649,955
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,880	1,880,377
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(g)	6.00%	04/01/2038	1,440	648,000
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,000	1,002,688
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(h)(i)	5.00%	12/31/2039	825	869,532
Ohio (State of) (University Health System, Inc.); Series 2021 A, Ref. RB	4.00%	01/15/2046	2,555	2,570,307
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(b)(i)	2.60%	10/01/2029	1,000	930,795
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(g)(i)	4.25%	01/15/2038	600	598,618
				39,457,414
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–2.04%
Edmond Public Works Authority;
Series 2017, RB(c)	5.00%	07/01/2042	$ 2,780	$ 3,095,769
Series 2017, RB(c)	5.00%	07/01/2047	3,265	3,611,992
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	5,115	5,220,362
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(e)	5.00%	08/01/2052	1,990	1,990
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,285	1,299,947
				13,230,060
Oregon–0.67%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	510	514,898
University of Oregon; Series 2020, RB(c)(j)	5.00%	04/01/2050	3,410	3,836,731
				4,351,629
Pennsylvania–3.57%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	2,110	2,086,579
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,057,131
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 C, RB	5.00%	05/15/2037	1,000	1,039,042
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(h)(k)	0.00%	10/01/2036	700	394,955
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027	750	775,460
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2040	600	609,338
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,010	1,067,807
Series 2014 A-2, RB(l)	5.13%	12/01/2039	1,000	1,005,365
Series 2017 B-1, RB	5.25%	06/01/2047	2,400	2,545,355
Series 2018 A-2, RB	5.00%	12/01/2048	1,220	1,328,059
Series 2018 B, RB	5.25%	12/01/2048	1,200	1,301,806
Series 2021 A, RB	4.00%	12/01/2050	1,275	1,238,781
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,125	1,231,737
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	2,985	3,149,814
Series 2021, Ref. RB (INS - AGM)(h)(i)	4.00%	07/01/2038	1,200	1,220,762
Series 2021, Ref. RB (INS - AGM)(h)(i)	4.00%	07/01/2039	1,000	1,015,353
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(g)	5.00%	06/15/2040	155	158,151
Series 2020, Ref. RB(g)	5.00%	06/15/2050	290	292,273
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	735	781,614
Series 2017 A, Ref. RB	5.00%	09/01/2047	865	909,106
				23,208,488
Puerto Rico–6.50%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,525	3,581,150
Series 2002, RB	5.63%	05/15/2043	1,520	1,547,731
Series 2005 A, RB(k)	0.00%	05/15/2050	6,050	1,016,069
Series 2005 B, RB(k)	0.00%	05/15/2055	2,600	248,877
Series 2008 A, RB(k)	0.00%	05/15/2057	15,290	1,029,587
Series 2008 B, RB(k)	0.00%	05/15/2057	38,355	2,032,293
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(k)	0.00%	07/01/2024	979	899,932
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	3,838	3,889,512
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,195	1,305,128
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	340	318,095
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(d)	5.00%	07/01/2033	$ 180	$ 180,524
Series 2012 A, RB(d)	5.13%	07/01/2037	1,620	1,624,877
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2032	1,825	1,903,591
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2033	750	782,088
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2035	660	688,512
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(h)	5.00%	07/01/2032	125	125,950
Series 2005 L, Ref. RB (INS - NATL)(h)	5.25%	07/01/2035	350	364,113
Series 2007 CC, Ref. RB (INS - AGM)(h)	5.25%	07/01/2033	1,260	1,335,194
Series 2007 N, Ref. RB (INS - NATL)(h)	5.25%	07/01/2032	785	818,805
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2034	1,225	1,300,719
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2036	1,100	1,169,606
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(k)	0.00%	07/01/2027	455	379,329
Series 2018 A-1, RB(k)	0.00%	07/01/2029	1,525	1,162,553
Series 2018 A-1, RB(k)	0.00%	07/01/2031	330	226,896
Series 2018 A-1, RB(k)	0.00%	07/01/2033	2,165	1,324,944
Series 2018 A-1, RB(k)	0.00%	07/01/2046	5,105	1,553,306
Series 2018 A-1, RB(k)	0.00%	07/01/2051	15,510	3,426,990
Series 2018 A-1, RB	4.75%	07/01/2053	1,875	1,886,441
Series 2018 A-1, RB	5.00%	07/01/2058	4,045	4,122,727
Series 2019 A-2, RB	4.33%	07/01/2040	1,965	1,967,454
				42,212,993
Rhode Island–0.18%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	1,105	1,146,035
South Carolina–1.55%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	1,003,322
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(d)	5.25%	08/01/2023	1,600	1,666,037
South Carolina (State of) Ports Authority;
Series 2015, RB(b)(d)(i)	5.25%	07/01/2025	1,905	2,073,821
Series 2015, RB(b)(d)(i)	5.25%	07/01/2025	240	261,269
Series 2015, RB(b)(d)(i)	5.25%	07/01/2025	1,140	1,241,027
South Carolina (State of) Public Service Authority;
Series 2014 C, Ref. RB	5.00%	12/01/2046	1,215	1,257,312
Series 2021 B, RB	5.00%	12/01/2051	1,510	1,654,104
Series 2022 A, RB	4.00%	12/01/2052	930	912,820
				10,069,712
South Dakota–0.97%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	4.00%	07/01/2042	3,030	3,038,418
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,660	1,707,914
Series 2015, Ref. RB	5.00%	11/01/2045	1,475	1,528,503
				6,274,835
Tennessee–0.90%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,770	1,901,193
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2049	665	716,781
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2038	1,585	1,699,029
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	1,450	1,524,628
				5,841,631
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–12.95%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	$ 1,750	$ 1,767,173
Central Texas Regional Mobility Authority;
Series 2020 B, Ref. RB	5.00%	01/01/2045	650	706,523
Series 2020 E, RB	4.00%	01/01/2050	1,500	1,508,615
Series 2021 B, RB	5.00%	01/01/2046	680	742,334
Clifton Higher Education Finance Corp. (Idea Public School); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,340	1,392,191
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,710	1,804,272
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 A, RB(b)(d)(i)	5.00%	11/01/2022	1,700	1,725,041
Series 2014 A, Ref. RB(i)	5.25%	11/01/2026	1,000	1,037,038
Harris County Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,315	1,337,848
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(i)	5.00%	07/15/2028	505	518,636
Series 2021, RB(i)	4.00%	07/15/2041	600	536,194
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(i)	4.75%	07/01/2024	2,160	2,171,142
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(d)(g)	5.50%	08/15/2024	1,360	1,449,983
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(g)(i)	4.63%	10/01/2031	3,150	3,269,293
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2028	1,005	1,024,587
Series 2018, Ref. RB	5.00%	10/01/2031	600	602,219
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook);
Series 2017 B, RB	4.75%	07/01/2042	1,115	557,500
Series 2017 B, RB	5.00%	07/01/2052	595	297,500
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	75	65,767
Series 2021, RB	2.00%	11/15/2061	1,825	1,026,805
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	815	733,907
Series 2016, Ref. RB	5.00%	07/01/2046	665	554,250
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(h)	5.00%	04/01/2046	2,055	2,125,334
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(g)(k)	0.00%	12/01/2025	265	286,986
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(g)	4.00%	08/15/2041	1,030	950,456
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	505	512,613
Series 2017, Ref. RB	5.00%	01/01/2047	630	636,907
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	2,550	2,419,386
North Texas Tollway Authority;
Series 2008 I, Ref. RB(b)(d)	6.20%	01/01/2025	1,000	1,106,071
Series 2015 B, RB(c)(j)	5.00%	01/01/2040	10,095	10,230,565
San Antonio (City of), TX;
Series 2013, RB(b)(d)	5.00%	02/01/2023	2,695	2,757,013
Series 2021 A, RB	5.00%	02/01/2046	1,790	2,013,187
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(c)	5.00%	02/15/2047	3,530	3,744,427
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,830	2,869,401
Series 2016, Ref. RB	5.00%	05/15/2045	1,380	1,387,330
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $412,619)(e)(f)	5.75%	02/15/2025	440	294,800
Series 2017 A, RB (Acquired 12/15/2016; Cost $2,003,663)(e)(f)	6.38%	02/15/2048	1,985	1,329,950
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	90,977
Series 2020, Ref. RB	6.75%	11/15/2051	85	90,566
Series 2020, Ref. RB	6.88%	11/15/2055	85	91,035
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,315	4,603,750
Texas (State of) (College Student Loan); Series 2017, GO Bonds(i)	3.00%	08/01/2034	1,000	970,632
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	$ 1,730	$ 1,872,652
Series 2019, RB(k)	0.00%	08/01/2042	2,290	905,811
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(k)	0.00%	08/15/2036	3,555	1,923,298
Series 2015 B, Ref. RB(k)	0.00%	08/15/2037	1,210	620,844
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,275	5,414,162
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2017 A, RB	4.00%	10/15/2035	280	294,666
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,165	4,485,144
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(i)	5.00%	12/31/2055	1,170	1,199,729
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(i)	7.00%	12/31/2038	1,500	1,566,415
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(i)	5.00%	06/30/2058	2,430	2,535,784
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,016
				84,168,725
Utah–4.01%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(g)	4.00%	03/01/2051	500	413,300
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	380,257
Salt Lake City (City of), UT;
Series 2018 A, RB(i)	5.00%	07/01/2048	1,245	1,321,524
Series 2018 A, RB(i)	5.25%	07/01/2048	1,650	1,773,584
Series 2021 A, RB(i)	5.00%	07/01/2032	855	958,854
Series 2021 A, RB(i)	5.00%	07/01/2051	1,310	1,417,819
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2017 A, RB(c)(i)	5.00%	07/01/2047	2,770	2,922,943
University of Utah (The); Series 2013 A, RB(b)(c)(d)	5.00%	08/01/2023	14,235	14,790,094
Utah (County of), UT; Series 2016 B, RB(c)	4.00%	05/15/2047	2,070	2,087,621
				26,065,996
Virginia–2.70%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,275	1,550,429
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $335,000)(f)	5.00%	09/01/2050	335	244,904
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(d)(i)	6.00%	01/01/2037	905	908,276
Series 2012, RB(d)(i)	5.50%	01/01/2042	3,650	3,661,782
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	1,190	1,240,104
Series 2017, RB(i)	5.00%	12/31/2052	2,505	2,602,900
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,345	1,386,525
Virginia (State of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(i)	5.00%	07/01/2037	1,250	1,366,554
Series 2022, Ref. RB(i)	5.00%	01/01/2038	2,000	2,173,932
Virginia (State of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2047	855	927,054
Series 2022, Ref. RB(i)	5.00%	12/31/2052	1,360	1,465,779
				17,528,239
Washington–2.04%
Kalispel Tribe of Indians; Series 2018 A, RB(g)	5.00%	01/01/2032	1,400	1,523,822
Washington (State of); Series 2019 A, GO Bonds(c)	5.00%	08/01/2042	1,910	2,138,434
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,195	1,251,604
Series 2018, RB(c)(j)	5.00%	07/01/2048	4,275	4,453,032
Series 2018, RB	5.00%	07/01/2048	855	876,769
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	$ 440	$ 430,338
Series 2016 A, Ref. RB(g)	5.00%	07/01/2051	365	353,569
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	2,250	2,253,291
				13,280,859
West Virginia–0.14%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(g)	7.50%	06/01/2043	850	924,645
Wisconsin–3.52%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(g)	6.75%	08/01/2031	640	598,336
Series 2017, RB(g)	6.75%	12/01/2042	2,190	2,080,744
Public Finance Authority (Explore Academy); Series 2022 A, RB(g)	6.13%	02/01/2050	460	441,633
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(c)(j)	5.00%	03/01/2046	3,840	4,064,936
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(g)	5.13%	06/15/2039	630	640,653
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(h)(k)	0.00%	12/15/2055	6,470	1,514,687
Series 2020 D, RB (INS - AGM)(h)(k)	0.00%	12/15/2060	25,015	4,628,240
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	850	697,995
Series 2021, RB	4.00%	08/15/2051	2,850	2,785,515
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(g)	6.13%	02/01/2050	425	408,031
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(g)	6.38%	01/01/2048	665	408,975
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,710	1,841,131
Series 2018 A, RB	5.35%	12/01/2045	1,710	1,809,527
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	941,857
				22,862,260
TOTAL INVESTMENTS IN SECURITIES(q)–167.60% (Cost $1,092,074,020)					1,088,953,848
FLOATING RATE NOTE OBLIGATIONS–(26.14)%
Notes with interest and fee rates ranging from 1.33% to 1.51% at 05/31/2022 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(r)					(169,820,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(42.06)%					(273,272,465)
OTHER ASSETS LESS LIABILITIES–0.60%					3,889,807
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$649,751,190
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Underlying security related to TOB Trusts entered into by the Trust.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $3,986,333, which represented less than 1% of the Trust’s Net Assets.
(f)	Restricted security. The aggregate value of these securities at May 31, 2022 was $4,229,244, which represented less than 1% of the Trust’s Net Assets.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $49,416,020, which represented 7.61% of the Trust’s Net Assets.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Security subject to the alternative minimum tax.
(j)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $43,203,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(k)	Zero coupon bond issued at a discount.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(p)	Security subject to crossover refunding.
(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Trust’s investments with a value of $253,391,691 are held by TOB Trusts and serve as collateral for the $169,820,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,087,698,871	$1,254,977	$1,088,953,848
Other Investments - Assets
Investments Matured	—	2,528,885	—	2,528,885
Total Investments	$—	$1,090,227,756	$1,254,977	$1,091,482,733
Invesco Trust for Investment Grade Municipals